Segmental analysis - Constant currency profit before tax and balance sheet data (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge	[1]			$ 68,274	$ 65,854	$ 66,058
Interest income/(expense)				34,794	32,733	35,796
Change in expected credit losses and other credit impairment charges				(3,850)	(3,414)	(3,447)
Net operating income				64,424	62,440	62,611
Total operating expenses				(36,428)	(33,043)	(32,070)
Operating profit				27,996	29,397	30,541
Share of profit in associates and joint ventures less impairment				2,911	2,912	2,807
Profit before tax				29,907	32,309	30,348
Loans and advances to customers (net)				988,399	930,658	938,535
Interests in associates and joint ventures				29,577	28,909	27,344
Total external assets				3,233,034	3,017,048	3,038,677
Customer accounts				1,786,828	1,654,955	1,611,647
Insurance finance expense				(11,197)	(5,978)	(7,809)
Reclassification adjustments of other reserves losses of net investments in foreign operations, before tax				(1,104)	0	0
Bank Of Communications Co., Limited
Disclosure of operating segments [line items]
Interest income/(expense)		$ 23,886	$ 23,180
Change in expected credit losses and other credit impairment charges		(7,056)	(7,410)
Share of profit in associates and joint ventures less impairment				2,132	2,241	2,250
Loans and advances to customers (net)		1,265,800	1,128,603
Total external assets		2,216,915	1,999,680
Customer accounts		1,324,734	1,195,590
Impairment loss recognised in profit or loss		$ 4,139	$ 2,917	1,000	0	3,000
Reclassification adjustments of other reserves losses of net investments in foreign operations, before tax				1,100
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				68,274	66,009	65,040
Interest income/(expense)				34,794	32,455	34,212
Operating segments excluding intersegment elimination | Hong Kong
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				10,157	9,704	10,093
Interest income/(expense)				12,082	11,997	12,108
Operating segments excluding intersegment elimination | UK
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				13,856	13,060	13,749
Interest income/(expense)				11,096	10,355	9,903
Operating segments excluding intersegment elimination | CIB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				39,098	39,012	36,111
Interest income/(expense)				14,532	14,519	13,399
Operating segments excluding intersegment elimination | International Wealth and Premier Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				12,458	11,175	10,112
Interest income/(expense)				7,397	8,081	7,753
Operating segments excluding intersegment elimination | Corporate Center
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				(7,295)	(6,942)	(5,025)
Interest income/(expense)				(10,313)	(12,497)	(8,951)
Inter-segment
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				0	0	0
Inter-segment | Hong Kong
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				5,721	5,343	4,439
Inter-segment | UK
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				(918)	(718)	(310)
Inter-segment | CIB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				(11,461)	(12,240)	(11,388)
Inter-segment | International Wealth and Premier Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				2,062	2,642	2,273
Inter-segment | Corporate Center
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				4,596	4,973	4,986
Constant currency
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				68,274	66,009	65,040
Change in expected credit losses and other credit impairment charges				(3,850)	(3,392)	(3,250)
Net operating income				64,424	62,617	61,790
Total operating expenses				(36,428)	(33,146)	(31,691)
Operating profit				27,996	29,471	30,099
Share of profit in associates and joint ventures less impairment				1,911	2,913	(297)
Profit before tax				$ 29,907	$ 32,384	$ 29,802
Share of HSBC’s constant currency profit before tax				100.00%	100.00%	100.00%
Constant currency cost efficiency ratio				0.534	0.502	0.487
Loans and advances to customers (net)				$ 988,399	$ 970,778	$ 955,706
Interests in associates and joint ventures				29,577	29,728	27,632
Total external assets				3,233,034	3,139,801	3,095,132
Customer accounts				1,786,828	1,719,240	1,641,000
Constant currency | Hong Kong
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				15,878	15,047	14,532
Change in expected credit losses and other credit impairment charges				(1,476)	(1,077)	(1,494)
Net operating income				14,402	13,970	13,038
Total operating expenses				(4,826)	(4,841)	(4,514)
Operating profit				9,576	9,129	8,524
Share of profit in associates and joint ventures less impairment				0	0	0
Profit before tax				$ 9,576	$ 9,129	$ 8,524
Share of HSBC’s constant currency profit before tax				32.00%	28.20%	28.60%
Constant currency cost efficiency ratio				0.304	0.322	0.311
Loans and advances to customers (net)				$ 229,491	$ 235,053	$ 240,173
Interests in associates and joint ventures				0	0	0
Total external assets				437,933	433,588	419,890
Customer accounts				543,381	506,557	486,873
Constant currency | UK
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				12,938	12,342	13,439
Change in expected credit losses and other credit impairment charges				(696)	(415)	(545)
Net operating income				12,242	11,927	12,894
Total operating expenses				(5,537)	(5,104)	(4,829)
Operating profit				6,705	6,823	8,065
Share of profit in associates and joint ventures less impairment				0	0	0
Profit before tax				$ 6,705	$ 6,823	$ 8,065
Share of HSBC’s constant currency profit before tax				22.40%	21.10%	27.10%
Constant currency cost efficiency ratio				0.428	0.414	0.359
Loans and advances to customers (net)				$ 303,698	$ 285,778	$ 278,225
Interests in associates and joint ventures				0	0	0
Total external assets				451,492	432,683	423,648
Customer accounts				364,323	352,833	347,570
Constant currency | CIB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				27,637	26,772	24,723
Change in expected credit losses and other credit impairment charges				(696)	(878)	(524)
Net operating income				26,941	25,894	24,199
Total operating expenses				(15,556)	(14,612)	(13,755)
Operating profit				11,385	11,282	10,444
Share of profit in associates and joint ventures less impairment				1	1	(1)
Profit before tax				$ 11,386	$ 11,283	$ 10,443
Share of HSBC’s constant currency profit before tax				38.10%	34.80%	35.00%
Constant currency cost efficiency ratio				0.563	0.546	0.556
Loans and advances to customers (net)				$ 305,022	$ 297,877	$ 290,227
Interests in associates and joint ventures				83	132	128
Total external assets				1,793,162	1,729,531	1,648,421
Customer accounts				597,719	587,926	548,275
Constant currency | International Wealth and Premier Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				14,520	13,817	12,385
Change in expected credit losses and other credit impairment charges				(892)	(993)	(686)
Net operating income				13,628	12,824	11,699
Total operating expenses				(9,285)	(8,900)	(8,549)
Operating profit				4,343	3,924	3,150
Share of profit in associates and joint ventures less impairment				24	45	62
Profit before tax				$ 4,367	$ 3,969	$ 3,212
Share of HSBC’s constant currency profit before tax				14.60%	12.30%	10.80%
Constant currency cost efficiency ratio				0.639	0.644	0.690
Loans and advances to customers (net)				$ 150,047	$ 144,027	$ 146,805
Interests in associates and joint ventures				522	557	539
Total external assets				416,332	414,734	460,545
Customer accounts				281,058	271,588	257,664
Constant currency | Corporate Center
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				(2,699)	(1,969)	(39)
Change in expected credit losses and other credit impairment charges				(90)	(29)	(1)
Net operating income				(2,789)	(1,998)	(40)
Total operating expenses				(1,224)	311	(44)
Operating profit				(4,013)	(1,687)	(84)
Share of profit in associates and joint ventures less impairment				1,886	2,867	(358)
Profit before tax				$ (2,127)	$ 1,180	$ (442)
Share of HSBC’s constant currency profit before tax				(7.10%)	3.60%	(1.50%)
Constant currency cost efficiency ratio				(0.454)	0.158	(1.128)
Loans and advances to customers (net)				$ 141	$ 8,043	$ 276
Interests in associates and joint ventures				28,972	29,039	26,965
Total external assets				134,115	129,265	142,628
Customer accounts				347	336	618
Insurance finance expense				$ 9,700	$ 11,400	$ 8,700

[1]	Also referred to as revenue.